Benefits - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
401(k) Retirement Plan [Member]
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Eligible employee service completion days		90 days
Eligible employee eligibility age		21 years
Maximum employees contribution		75.00%
Percentage of employer matching contribution		50.00%
Base contribution percentage		6.00%
Company's contribution		$ 0	$ 566	$ 705
Retirement benefit plan eligibility period		1 year
Defined benefit plan vesting period		4 years
Vesting percentage of match per year		100.00%
401(k) Retirement Plan [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Company's contribution	$ 674
401(k) Retirement Plan [Member] | First Three Percent Of Employee's Salary [Member]
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Percentage of employer matching contribution		100.00%
Base contribution percentage		3.00%
401(k) Retirement Plan [Member] | Next Two Percent of Employee's Salary [Member]
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Percentage of employer matching contribution		50.00%
Base contribution percentage		2.00%
Directors Plan [Member] | Director [Member]
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Liability under the plan		$ 1,100	$ 599